Schedule of level 3 fair value inputs (Details) - Level 3 of fair value hierarchy [member]	12 Months Ended
Mar. 31, 2026
IfrsStatementLineItems [Line Items]
Volatility	35.40%
Volatility	458.00%
Volatility	386.00%